Conventional Natural Gas Producing Activities (Unaudited) - Schedule of Aggregate Capitalized Costs (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Capitalized costs
Proved properties	$ 11,498,184	$ 9,091,621
Less: Accumulated depreciation and depletion
Net capitalized costs	$ 11,498,184	$ 9,091,621